Praxis Mutual Funds

Praxis Impact Bond Fund Class A (MIIAX) and Class I (MIIIX)

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Index Fund Class A (MMSCX) and Class I (MMSIX)

 Praxis Genesis Conservative Portfolio Class A (MCONX)

Praxis Genesis Balanced Portfolio Class A (MBAPX)

Praxis Genesis Growth Portfolio Class A (MGAFX)

(the “Funds”)

Each a separate Investment Portfolio of the Praxis Mutual Funds

Supplement dated January 1, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus dated April 30, 2020

The Board of Trustees of the Praxis Mutual Funds has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the “Adviser”) to implement a reduced fee schedule for the Praxis Impact Bond Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund and the Praxis Small Cap Index Fund (the “Funds”), effective January 1, 2021. This amendment will reduce the contractual management fee as follows:

Praxis Impact Bond Fund

Annual rate of forty one-hundredths of one percent (0.40%) of the average daily net assets of such Fund up to and including $500 million; and thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund over $500 million.

Praxis Value Index Fund

Annual rate of thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund up to and including $200 million; and twenty one-hundredths of one percent (0.20%) of the average daily net assets of such Fund over $200 million.

Praxis Growth Index Fund

Annual rate of thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund up to and including $200 million; and twenty one-hundredths of one percent (0.20%) of the average daily net assets of such Fund over $200 million.

Praxis Small Cap Index Fund

Annual rate of thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund up to and including $200 million; and twenty one-hundredths of one percent (0.20%) of the average daily net assets of such Fund over $200 million.

As a result, the tables entitled “Fees and Expenses” and “Example” sections of the Funds are revised as follows:

Praxis Impact Bond Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.30%	0.13%
Total Annual Fund Operating Expenses	0.92%	0.50%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$465	$657	$865	$1,498
Class I	$51	$160	$280	$628

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.58 percent of the average value of its portfolio.

Praxis Value Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.31%	0.14%
Total Annual Fund Operating Expenses	0.83%	0.41%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 605	$ 776	$ 961	$1,497
Class I	$ 42	$ 132	$ 230	$518

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.06 percent of the average value of its portfolio.

Praxis Growth Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.24%	0.13%
Total Annual Fund Operating Expenses	0.74%	0.38%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$597	$749	$915	$1,395
Class I	$39	$122	$213	$480

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.33 percent of the average value of its portfolio.

Praxis Small Cap Index Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay a fee to a broker or other financial firm on purchases and sales of Class I shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.87%	0.15%
Total Annual Fund Operating Expenses	1.42%	0.45%
Fee Waiver and/or Expense Reimbursement	(0.30)%	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.12%	0.45%

[1]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

[2]	Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Small Cap Index Fund Class A until April 30, 2021. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of the Fund to 1.10 percent of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 1.10 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the time in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining periods shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$633	$923	$1,234	$2,113
Class I	$46	$144	$252	$567

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.59 percent of the average value of its portfolio.

Additionally, effective January 1, 2021, Ran Leshem will be replaced by Brian Ko as a portfolio manager of the Praxis International Index Fund. Accordingly, all references in the prospectus to Ran Leshem are removed and the International Index Fund’s prospectus is supplemented as set forth below:

The third paragraph under “Fund Management” on page 8 of the prospectus is deleted in its entirety and replaced with the following:

Brian Ko, Portfolio Manager, has managed the Fund since January 1, 2021.

The first sub-paragraph under “International Index Fund” in the “Portfolio Managers” section on page 64 of the prospectus is deleted in its entirety and replaced with the following:

Brian Ko is Portfolio Manager and Analysis Lead at Aperio Group, LLC. Mr. Ko provides portfolio management, trading, and analytical support for client portfolios. He is a member of the portfolio management team responsible for rebalancing accounts, overseeing the day-to-day workflow of client requests, and providing analysis of client portfolios. Prior to Aperio, Mr. Ko worked in fund accounting at State Street Bank and in investment operations at Lateef Investment Management. Mr. Ko received his Bachelor of Science in Managerial Economics from the University of California, Davis and a Master of Science in Financial Analysis from Saint Mary’s College of California.

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Praxis Mutual Funds

Praxis Impact Bond Fund Class A (MIIAX) and Class I (MIIIX)

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Index Fund Class A (MMSCX) and Class I (MMSIX)

Praxis Genesis Conservative Portfolio Class A (MCONX)

Praxis Genesis Balanced Portfolio Class A (MBAPX)

Praxis Genesis Growth Portfolio Class A (MGAFX)

(the “Funds”)

Each a separate Investment Portfolio of the Praxis Mutual Funds

Supplement dated January 1, 2021 (“Supplement”) to the
Statement of Additional Information dated April 30, 2020

The Board of Trustees of the Praxis Mutual Funds has approved an amendment to the Investment Advisory Agreement between the Praxis Mutual Funds and Everence Capital Management, Inc. (the “Adviser”) to implement a reduced fee schedule for the Praxis Impact Bond Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund and the Praxis Small Cap Index Fund (the “Funds”), effective January 1, 2021. As a result, the SAI is revised as follows:

The first paragraph and associated table on page 16 under the Investment Adviser section is deleted and replaced with the following:

Investment advisory services are provided to the Funds by Everence Capital Management, Inc. (“Everence Capital Management” or the “Adviser”), pursuant to an Investment Advisory Agreement dated as of January 3, 1994, as amended, and renewed annually (the “Investment Advisory Agreement”). Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services to the Funds, as described in the Prospectus. For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund as set forth below:

Praxis Impact Bond Fund	Annual rate of forty one-hundredths of one percent (0.40%) of the average daily net assets of such Fund up to and including $500 million; and thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund over $500 million.
Praxis Value Index Fund	Annual rate of thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund up to and including $200 million; and twenty one-hundredths of one percent (0.20%) of the average daily net assets of such Fund over $200 million.
Praxis Growth Index Fund	Annual rate of thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund up to and including $200 million; and twenty one-hundredths of one percent (0.20%) of the average daily net assets of such Fund over $200 million.

Praxis Small Cap Index Fund	Annual rate of thirty one-hundredths of one percent (0.30%) of the average daily net assets of such Fund up to and including $200 million; and twenty one-hundredths of one percent (0.20%) of the average daily net assets of such Fund over $200 million.
Praxis Genesis Conservative Allocation Fund	Annual rate of five one-hundredths of one percent (0.05%) of the average daily net assets of such Fund.
Praxis Genesis Balanced Allocation Fund	Annual rate of five one-hundredths of one percent (0.05%) of the average daily net assets of such Fund.
Praxis Genesis Growth Allocation Fund	Annual rate of five one-hundredths of one percent (0.05%) of the average daily net assets of such Fund.
Praxis International Index Fund	Annual rate of fifty-three one-hundredths of one percent (0.53%) of the average daily net assets of such Fund up to and including $100 million; forty-one one hundredths of one percent (0.41%) of the average daily net assets of such Fund over $100 million and up to $500 million; and thirty-eight one-hundredths of one percent (0.38%) of the average daily net assets of such Fund over $500 million.

Additionally, effective as of January 1, 2021, Ran Leshem will be replaced by Brian Ko as a portfolio manager of the Praxis International Index Fund. Accordingly, all references in the Statement of Additional Information to Ran Leshem are removed and the Funds’ Statement of Additional Information is supplemented as set forth below:

The “Aperio” subsection is revised as follows:

The portfolio managers of Aperio primarily responsible for the day-to-day management of the International Index Fund’s reinvestment are Brian Ko, Michael Branch and Annie Tan. In addition, Messrs. Ko and Branch and Ms. Tan manage other accounts on behalf of the Sub-Adviser. The table below indicates the accounts over which each has day-to-day investment responsibility. All information in the table is as of December 31, 2019*:

Name	Other Accounts Managed by the Portfolio Manager
Michael Branch	Registered Investment Companies: 5 with total assets of $735.01 million
Other Pooled Investment Vehicles: 9 with total assets of approximately $2.04 billion
Other Accounts: 5,762 accounts with total assets of approximately $31.42 billion
Annie Tan	Registered Investment Companies: 5 with total assets of $735.01 million
Other Pooled Investment Vehicles: 9 with total assets of approximately $2.04 billion
Other Accounts: 5,762 accounts with total assets of approximately $31.42 billion
Brian Ko*	Registered Investment Companies: 5 with total assets of $663.08 million
Other Pooled Investment Vehicles: 9 with total assets of approximately $2.04 billion
Other Accounts: 6,490 accounts with total assets of approximately $32.28 billion

*	Information for Brian Ko is as of September 30, 2020

Aperio manages accounts for many different clients and has a fiduciary duty to place its clients’ interests ahead of its own under all circumstances, and to not favor one client over another. In order to balance any competing interests that may exist, the procedures for managing accounts are required to be applied consistently across all accounts. Specifically, Aperio manages all accounts separately and transacts only in seasoned liquid securities and does not participate in Initial Public Offerings. Trades are executed separately as well, which eliminates the possible conflict that can occur when allocating security trades across multiple accounts. In addition, Aperio does not receive incentive-based fees on any account.

The prioritizing of when accounts are traded is determined by the requirements of each account, including, for example, the need to manage cash flows into and out of an account, reinvest cash from income and corporate actions, tax considerations, changes in account composition due to screening, and opportunities for improvement in tracking error relative to the benchmark consistent with account objectives and guidelines. While the timing of when an account is rebalanced may affect the price at which securities are traded in a particular account, the order of rebalancing is determined by the prioritization described above and not by any market timing considerations.

Aperio also monitors the securities transactions of each company employee in order evaluate potential conflicts of interest with clients in connection with an employee’s personal trading activities.

Aperio seeks to provide a competitive base salary plus bonus system of compensation for all employees. Bonus awards are highly dependent on overall firm profitability and individual contribution and are awarded annually. In addition, the firm provides additional long-term compensation for key staff members. As an index firm, compensation is not linked to portfolio performance. Portfolio managers also receive health insurance, vision and retirement plan benefits (i.e., 401(k) plan matching) in the same manner as all other salaried employees.

The following table sets forth the dollar range of shares beneficially owned by each of the Fund’s portfolio managers as of December 31, 2019*:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Managed by the Portfolio Manager*
Dale Snyder	Value Index Fund: $10,001 - $50,000 Growth Index Fund: $10,001 - $50,000 Small Cap Index Fund: $10,001 - $50,000
Benjamin Bailey	Impact Bond Fund: $10,001 - $50,000
Chris Woods	Impact Bond Fund: $1 - $10,000
Brian Ko*	International Index Fund: None
Michael Branch	International Index Fund: None
Annie Tan	International Index Fund: None

*	Information for Brian Ko is as of September 30, 2020.

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